FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: June 30, 2006

            Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):
                           [ ]     is a restatement.
                           [ ]     adds new holdings entries.

Name:   Litman/Gregory Fund Advisors LLC
Addess: 4 Orinda Way, Suite 200-D
        Orinda, CA 94563

Form 13F File Number:

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John M. Coughlin

Title:  Chief Operating Officer

Phone:  925-253-5213

Signature, Place, and Date of Signing:

/s/ John M. Coughlin
--------------------------------------------------------------------------------
[Signature]

Orinda, California
--------------------------------------------------------------------------------
[City, State]

07/31/2006
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                            0
                                                ---------------
Form 13F Information Table Entry Total:                      19
                                                ---------------
Form 13F Information Table Value Total:         $       277,035
                                                ---------------
                                                  (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                        Litman/Gregory Fund Advisors LLC
                           Form 13-F Information Table
                            as of June 30, 2006


                            TITLE OF                    VALUE    SHARES/    SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER              CLASS            CUSIP    (X$1000)   PRN AMT    PRN  CALL  DSCRETN MANAGERS    SOLE     SHARED    NONE
--------------------------- -------        --------- ----------- ---------  ---  ----  ------- --------  --------- --------  ------
AON                         com               037389103   22,807    655,000 SH           Sole      0       655,000
CEMEX SA de CV              SPONSORED ADR    '151290889   24,310    426,712 SH           Sole      0       426,712
COMCAST CORP Class A        com               20030N101    1,112     33,967 SH           Sole      0        33,967
COMCAST CORP
   Special Class A          com               20030N200   18,750    572,000 SH           Sole      0       572,000
DELL Inc.                   com               24702R101   26,997  1,106,000 SH           Sole      0     1,106,000
DIRECTV Group Inc           com               25459L106   24,242  1,469,200 SH           Sole      0     1,469,200
Discovery Holdings          com               25468Y107      924     63,200 SH           Sole      0        63,200
Disney                      com               254687106   22,590    753,000 SH           Sole      0       753,000
FEDEX CORP                  com               31428X106   22,437    192,000 SH           Sole      0       192,000
General Motors Corporation  com               370442105   19,781    664,000 SH           Sole      0       664,000
KONNKLIJKE PHILIPS
   ELECTRS N V              NY REGISTRY
                               SH NEW 2000   '500472303   24,134    775,000 SH           Sole      0       775,000
 Level 3 Communications     com               52729N100   20,868  4,700,000 SH           Sole      0     4,700,000
 Level 3 Communications     convertible bond  52729NBE9   10,963  7,183,000 PRN          Sole      0     7,183,000
Liberty Media Holding
   Corp - Interactive       com               53071M104   11,530    668,000 SH           Sole      0       668,000
Liberty Media
   Holding Corp - Capital   com               53071M302   11,192    133,600 SH           Sole      0       133,600
FAIRFAX FINL HLDGS LTD      sub vtg com       303901593    1,904     20,000 SH           Sole      0        20,000
FAIRFAX FINL HLDGS LTD      sub vtg com       303901102    5,749     60,500 SH           Sole      0        60,500
TELEPHONE + DATA SYS INC    special commom    879433860    3,268     84,000 sh           Sole      0        84,000
TELEPHONE + DATA SYS INC    com               879433100    3,478     84,000 sh           Sole      0        84,000
                                                         277,035 19,643,179                             19,643,179

